Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000157835
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class A
Trading Symbol	ETAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during the reporting period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus treasuries from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Balanced Fund - with load	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$9,425	$10,000	$10,000
Jun-2016	$9,872	$10,210	$10,595
Jun-2017	$10,882	$11,074	$10,562
Jun-2018	$10,899	$11,757	$10,520
Jun-2019	$11,614	$12,668	$11,348
Jun-2020	$12,435	$13,172	$12,339
Jun-2021	$15,773	$16,127	$12,298
Jun-2022	$14,268	$14,324	$11,032
Jun-2023	$15,023	$15,344	$10,929
Jun-2024	$16,893	$16,590	$11,217
Jun-2025	$18,303	$18,264	$11,898

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (7/15/2015)
Eventide Balanced Fund - Class A
Without Load	8.27%	8.04%	6.89%
With Load	2.06%	6.77%	6.26%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	10.09%	6.76%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Performance Inception Date	Jul. 15, 2015
AssetsNet	$ 387,042,435
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 2,330,394
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$387,042,435
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$2,330,394
Portfolio Turnover	55%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	24.6%
Home Construction	2.1%
Government Owned, No Guarantee	2.5%
Government Sponsored	2.6%
Retail - Discretionary	2.6%
Institutional Financial Services	2.8%
Single-Family Housing	3.0%
Technology Services	3.3%
Software	4.1%
Banking	4.1%
Semiconductors	4.1%
REIT	4.1%
Insurance	4.5%
Electrical Equipment	5.5%
Oil & Gas Producers	6.9%
Electric Utilities	7.9%
Agency Fixed Rate	13.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.9%
Corporate Bonds	21.3%
Money Market Funds	0.0%
Municipal Bonds	4.0%
U.S. Government & Agencies	19.1%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.7%
Arthur J Gallagher & Company	2.4%
Williams Companies, Inc. (The)	1.9%
Nasdaq, Inc.	1.7%
Roper Technologies, Inc.	1.7%
nVent Electric PLC	1.6%
STERIS PLC	1.6%
Entergy Corporation	1.6%
Pentair PLC	1.5%
EastGroup Properties, Inc.	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000157836
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class C
Trading Symbol	ETCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.82%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during the reporting period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus treasuries from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,408	$10,210	$10,595
Jun-2017	$11,375	$11,074	$10,562
Jun-2018	$11,319	$11,757	$10,520
Jun-2019	$11,968	$12,668	$11,348
Jun-2020	$12,714	$13,172	$12,339
Jun-2021	$16,000	$16,127	$12,298
Jun-2022	$14,346	$14,324	$11,032
Jun-2023	$14,997	$15,344	$10,929
Jun-2024	$16,733	$16,590	$11,217
Jun-2025	$17,992	$18,264	$11,898

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (7/15/2015)
Eventide Balanced Fund - Class C	7.52%	7.19%	6.07%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	10.09%	6.76%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Performance Inception Date	Jul. 15, 2015
AssetsNet	$ 387,042,435
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 2,330,394
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$387,042,435
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$2,330,394
Portfolio Turnover	55%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	24.6%
Home Construction	2.1%
Government Owned, No Guarantee	2.5%
Government Sponsored	2.6%
Retail - Discretionary	2.6%
Institutional Financial Services	2.8%
Single-Family Housing	3.0%
Technology Services	3.3%
Software	4.1%
Banking	4.1%
Semiconductors	4.1%
REIT	4.1%
Insurance	4.5%
Electrical Equipment	5.5%
Oil & Gas Producers	6.9%
Electric Utilities	7.9%
Agency Fixed Rate	13.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.9%
Corporate Bonds	21.3%
Money Market Funds	0.0%
Municipal Bonds	4.0%
U.S. Government & Agencies	19.1%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.7%
Arthur J Gallagher & Company	2.4%
Williams Companies, Inc. (The)	1.9%
Nasdaq, Inc.	1.7%
Roper Technologies, Inc.	1.7%
nVent Electric PLC	1.6%
STERIS PLC	1.6%
Entergy Corporation	1.6%
Pentair PLC	1.5%
EastGroup Properties, Inc.	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000157837
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class I
Trading Symbol	ETIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during the reporting period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus treasuries from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,503	$10,210	$10,595
Jun-2017	$11,603	$11,074	$10,562
Jun-2018	$11,657	$11,757	$10,520
Jun-2019	$12,451	$12,668	$11,348
Jun-2020	$13,352	$13,172	$12,339
Jun-2021	$16,973	$16,127	$12,298
Jun-2022	$15,368	$14,324	$11,032
Jun-2023	$16,223	$15,344	$10,929
Jun-2024	$18,291	$16,590	$11,217
Jun-2025	$19,856	$18,264	$11,898

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (7/15/2015)
Eventide Balanced Fund - Class I	8.55%	8.26%	7.13%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	10.09%	6.76%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Performance Inception Date	Jul. 15, 2015
AssetsNet	$ 387,042,435
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 2,330,394
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$387,042,435
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$2,330,394
Portfolio Turnover	55%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	24.6%
Home Construction	2.1%
Government Owned, No Guarantee	2.5%
Government Sponsored	2.6%
Retail - Discretionary	2.6%
Institutional Financial Services	2.8%
Single-Family Housing	3.0%
Technology Services	3.3%
Software	4.1%
Banking	4.1%
Semiconductors	4.1%
REIT	4.1%
Insurance	4.5%
Electrical Equipment	5.5%
Oil & Gas Producers	6.9%
Electric Utilities	7.9%
Agency Fixed Rate	13.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.9%
Corporate Bonds	21.3%
Money Market Funds	0.0%
Municipal Bonds	4.0%
U.S. Government & Agencies	19.1%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.7%
Arthur J Gallagher & Company	2.4%
Williams Companies, Inc. (The)	1.9%
Nasdaq, Inc.	1.7%
Roper Technologies, Inc.	1.7%
nVent Electric PLC	1.6%
STERIS PLC	1.6%
Entergy Corporation	1.6%
Pentair PLC	1.5%
EastGroup Properties, Inc.	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000157838
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class N
Trading Symbol	ETNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during the reporting period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus treasuries from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,479	$10,210	$10,595
Jun-2017	$11,558	$11,074	$10,562
Jun-2018	$11,591	$11,757	$10,520
Jun-2019	$12,358	$12,668	$11,348
Jun-2020	$13,226	$13,172	$12,339
Jun-2021	$16,772	$16,127	$12,298
Jun-2022	$15,166	$14,324	$11,032
Jun-2023	$15,977	$15,344	$10,929
Jun-2024	$17,977	$16,590	$11,217
Jun-2025	$19,476	$18,264	$11,898

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (7/15/2015)
Eventide Balanced Fund - Class N	8.34%	8.05%	6.92%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	10.09%	6.76%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Performance Inception Date	Jul. 15, 2015
AssetsNet	$ 387,042,435
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 2,330,394
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$387,042,435
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$2,330,394
Portfolio Turnover	55%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	24.6%
Home Construction	2.1%
Government Owned, No Guarantee	2.5%
Government Sponsored	2.6%
Retail - Discretionary	2.6%
Institutional Financial Services	2.8%
Single-Family Housing	3.0%
Technology Services	3.3%
Software	4.1%
Banking	4.1%
Semiconductors	4.1%
REIT	4.1%
Insurance	4.5%
Electrical Equipment	5.5%
Oil & Gas Producers	6.9%
Electric Utilities	7.9%
Agency Fixed Rate	13.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.9%
Corporate Bonds	21.3%
Money Market Funds	0.0%
Municipal Bonds	4.0%
U.S. Government & Agencies	19.1%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.7%
Arthur J Gallagher & Company	2.4%
Williams Companies, Inc. (The)	1.9%
Nasdaq, Inc.	1.7%
Roper Technologies, Inc.	1.7%
nVent Electric PLC	1.6%
STERIS PLC	1.6%
Entergy Corporation	1.6%
Pentair PLC	1.5%
EastGroup Properties, Inc.	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000220844
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class A
Trading Symbol	ETARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Core Bond Fund - with load	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$9,425	$10,000
Jun-2021	$9,210	$9,820
Jun-2022	$8,113	$8,809
Jun-2023	$8,040	$8,727
Jun-2024	$8,234	$8,956
Jun-2025	$8,706	$9,500

Average Annual Return [Table Text Block]
	1 Year	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class A
Without Load	5.73%	-1.60%
With Load	-0.40%	-2.78%
Bloomberg U.S. Aggregate Bond Index	6.08%	-1.04%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 148,770,697
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 361,029
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$148,770,697
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$361,029
Portfolio Turnover	24%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Other Industries	7.5%
Other ABS	1.2%
Auto Loan	1.3%
Technology Services	1.4%
Insurance	2.3%
Retail - Discretionary	2.3%
Software	2.5%
Semiconductors	2.6%
Engineering & Construction	3.4%
REIT	4.1%
Single-Family Housing	5.6%
Banking	6.1%
Government Sponsored	6.2%
Oil & Gas Producers	6.7%
Government Owned, No Guarantee	8.4%
Electric Utilities	10.8%
Agency Fixed Rate	28.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	46.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	42.9%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.9%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.5%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%
Freddie Mac Pool, 4.000%, due 08/1/52	1.5%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000220845
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class C
Trading Symbol	ETCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.58%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,698	$9,820
Jun-2022	$8,499	$8,809
Jun-2023	$8,357	$8,727
Jun-2024	$8,485	$8,956
Jun-2025	$8,913	$9,500

Average Annual Return [Table Text Block]
	1 Year	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class C	5.04%	-2.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	-1.04%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 148,770,697
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 361,029
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$148,770,697
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$361,029
Portfolio Turnover	24%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Other Industries	7.5%
Other ABS	1.2%
Auto Loan	1.3%
Technology Services	1.4%
Insurance	2.3%
Retail - Discretionary	2.3%
Software	2.5%
Semiconductors	2.6%
Engineering & Construction	3.4%
REIT	4.1%
Single-Family Housing	5.6%
Banking	6.1%
Government Sponsored	6.2%
Oil & Gas Producers	6.7%
Government Owned, No Guarantee	8.4%
Electric Utilities	10.8%
Agency Fixed Rate	28.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	46.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	42.9%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.9%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.5%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%
Freddie Mac Pool, 4.000%, due 08/1/52	1.5%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000220846
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class I
Trading Symbol	ETIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark net and gross of fees. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,776	$9,820
Jun-2022	$8,651	$8,809
Jun-2023	$8,593	$8,727
Jun-2024	$8,812	$8,956
Jun-2025	$9,353	$9,500

Average Annual Return [Table Text Block]
	1 Year	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class I	6.14%	-1.35%
Bloomberg U.S. Aggregate Bond Index	6.08%	-1.04%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 148,770,697
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 361,029
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$148,770,697
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$361,029
Portfolio Turnover	24%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Other Industries	7.5%
Other ABS	1.2%
Auto Loan	1.3%
Technology Services	1.4%
Insurance	2.3%
Retail - Discretionary	2.3%
Software	2.5%
Semiconductors	2.6%
Engineering & Construction	3.4%
REIT	4.1%
Single-Family Housing	5.6%
Banking	6.1%
Government Sponsored	6.2%
Oil & Gas Producers	6.7%
Government Owned, No Guarantee	8.4%
Electric Utilities	10.8%
Agency Fixed Rate	28.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	46.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	42.9%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.9%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.5%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%
Freddie Mac Pool, 4.000%, due 08/1/52	1.5%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000220843
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class N
Trading Symbol	ETNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,761	$9,820
Jun-2022	$8,620	$8,809
Jun-2023	$8,543	$8,727
Jun-2024	$8,743	$8,956
Jun-2025	$9,262	$9,500

Average Annual Return [Table Text Block]
	1 Year	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class N	5.93%	-1.55%
Bloomberg U.S. Aggregate Bond Index	6.08%	-1.04%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 148,770,697
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 361,029
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$148,770,697
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$361,029
Portfolio Turnover	24%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Other Industries	7.5%
Other ABS	1.2%
Auto Loan	1.3%
Technology Services	1.4%
Insurance	2.3%
Retail - Discretionary	2.3%
Software	2.5%
Semiconductors	2.6%
Engineering & Construction	3.4%
REIT	4.1%
Single-Family Housing	5.6%
Banking	6.1%
Government Sponsored	6.2%
Oil & Gas Producers	6.7%
Government Owned, No Guarantee	8.4%
Electric Utilities	10.8%
Agency Fixed Rate	28.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	46.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	42.9%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.9%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.5%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%
Freddie Mac Pool, 4.000%, due 08/1/52	1.5%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000193764
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class A
Trading Symbol	ETADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund slightly outperformed the broad based benchmark for the year. Strong performance and stock selection in energy, healthcare, utilities, consumer discretionary, and industrials was offset by underperformance in technology, real estate, and communications services. The high-quality, dividend growth focus of the Fund and strong positioning in areas such as natural gas infrastructure, independent power producers, HVAC, electric power generation, auto dealerships helped offset underperformance versus the benchmark in areas such as technology software, hardware, and communications equipment. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Dividend Growth Fund - with load	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$9,425	$10,000	$10,000
Jun-2018	$9,236	$10,897	$11,146
Jun-2019	$10,081	$11,723	$10,713
Jun-2020	$10,742	$11,654	$10,166
Jun-2021	$15,814	$17,332	$17,109
Jun-2022	$13,778	$14,753	$12,770
Jun-2023	$15,250	$16,886	$14,093
Jun-2024	$18,505	$18,980	$15,045
Jun-2025	$20,362	$21,448	$16,516

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class A
Without Load	10.03%	13.64%	10.45%
With Load	3.72%	12.31%	9.61%
Bloomberg US Mid Cap Total Return Index	13.00%	12.98%	10.35%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	6.69%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 1,202,686,483
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,740,213
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,202,686,483 Number of Portfolio Holdings53 Advisory Fee $7,740,213 Portfolio Turnover58%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	12.8%
Technology Hardware	2.1%
Transportation & Logistics	2.2%
Commercial Support Services	2.4%
Diversified Industrials	2.6%
Chemicals	3.9%
Medical Equipment & Devices	4.6%
Semiconductors	4.7%
Insurance	4.9%
Technology Services	5.4%
Institutional Financial Services	5.6%
REIT	6.2%
Software	6.4%
Retail - Discretionary	6.7%
Electric Utilities	8.6%
Oil & Gas Producers	8.9%
Electrical Equipment	9.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.2%
Arthur J Gallagher & Company	4.3%
Williams Companies, Inc. (The)	3.5%
Nasdaq, Inc.	3.2%
Roper Technologies, Inc.	3.0%
Entergy Corporation	2.8%
STERIS PLC	2.7%
EastGroup Properties, Inc.	2.7%
Pentair PLC	2.6%
Lam Research Corporation	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). The Fund’s name changed from “Eventide Dividend Opportunities Fund” to “Eventide Dividend Growth Fund” on November 1, 2024. That same day, the Fund adopted a policy to invest at least 80% of its assets in securities of companies the Adviser believes have the ability to increase dividends over the long term and updated its investment objective to dividend growth and long-term capital appreciation with a secondary objective of dividend income. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000193765
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class C
Trading Symbol	ETCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.95%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund slightly underperformed the broad based benchmark for the year. Strong performance and stock selection in energy, healthcare, utilities, consumer discretionary, and industrials was offset by underperformance in technology, real estate, and communications services. The high-quality, dividend growth focus of the Fund and strong positioning in areas such as natural gas infrastructure, independent power producers, HVAC, electric power generation, auto dealerships helped offset underperformance versus the benchmark in areas such as technology software, hardware, and communications equipment. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,763	$10,897	$11,146
Jun-2019	$10,577	$11,723	$10,713
Jun-2020	$11,188	$11,654	$10,166
Jun-2021	$16,326	$17,332	$17,109
Jun-2022	$14,110	$14,753	$12,770
Jun-2023	$15,490	$16,886	$14,093
Jun-2024	$18,665	$18,980	$15,045
Jun-2025	$20,380	$21,448	$16,516

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class C	9.19%	12.74%	9.62%
Bloomberg US Mid Cap Total Return Index	13.00%	12.98%	10.35%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	6.69%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 1,202,686,483
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,740,213
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,202,686,483 Number of Portfolio Holdings53 Advisory Fee $7,740,213 Portfolio Turnover58%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	12.8%
Technology Hardware	2.1%
Transportation & Logistics	2.2%
Commercial Support Services	2.4%
Diversified Industrials	2.6%
Chemicals	3.9%
Medical Equipment & Devices	4.6%
Semiconductors	4.7%
Insurance	4.9%
Technology Services	5.4%
Institutional Financial Services	5.6%
REIT	6.2%
Software	6.4%
Retail - Discretionary	6.7%
Electric Utilities	8.6%
Oil & Gas Producers	8.9%
Electrical Equipment	9.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.2%
Arthur J Gallagher & Company	4.3%
Williams Companies, Inc. (The)	3.5%
Nasdaq, Inc.	3.2%
Roper Technologies, Inc.	3.0%
Entergy Corporation	2.8%
STERIS PLC	2.7%
EastGroup Properties, Inc.	2.7%
Pentair PLC	2.6%
Lam Research Corporation	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). The Fund’s name changed from “Eventide Dividend Opportunities Fund” to “Eventide Dividend Growth Fund” on November 1, 2024. That same day, the Fund adopted a policy to invest at least 80% of its assets in securities of companies the Adviser believes have the ability to increase dividends over the long term and updated its investment objective to dividend growth and long-term capital appreciation with a secondary objective of dividend income. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000193766
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class I
Trading Symbol	ETIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund slightly outperformed the broad based benchmark for the year. Strong performance and stock selection in energy, healthcare, utilities, consumer discretionary, and industrials was offset by underperformance in technology, real estate, and communications services. The high-quality, dividend growth focus of the Fund and strong positioning in areas such as natural gas infrastructure, independent power producers, HVAC, electric power generation, auto dealerships helped offset underperformance versus the benchmark in areas such as technology software, hardware, and communications equipment. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,832	$10,897	$11,146
Jun-2019	$10,756	$11,723	$10,713
Jun-2020	$11,487	$11,654	$10,166
Jun-2021	$16,942	$17,332	$17,109
Jun-2022	$14,787	$14,753	$12,770
Jun-2023	$16,395	$16,886	$14,093
Jun-2024	$19,952	$18,980	$15,045
Jun-2025	$22,006	$21,448	$16,516

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class I	10.30%	13.89%	10.71%
Bloomberg US Mid Cap Total Return Index	13.00%	12.98%	10.35%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	6.69%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 1,202,686,483
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,740,213
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,202,686,483 Number of Portfolio Holdings53 Advisory Fee $7,740,213 Portfolio Turnover58%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	12.8%
Technology Hardware	2.1%
Transportation & Logistics	2.2%
Commercial Support Services	2.4%
Diversified Industrials	2.6%
Chemicals	3.9%
Medical Equipment & Devices	4.6%
Semiconductors	4.7%
Insurance	4.9%
Technology Services	5.4%
Institutional Financial Services	5.6%
REIT	6.2%
Software	6.4%
Retail - Discretionary	6.7%
Electric Utilities	8.6%
Oil & Gas Producers	8.9%
Electrical Equipment	9.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.2%
Arthur J Gallagher & Company	4.3%
Williams Companies, Inc. (The)	3.5%
Nasdaq, Inc.	3.2%
Roper Technologies, Inc.	3.0%
Entergy Corporation	2.8%
STERIS PLC	2.7%
EastGroup Properties, Inc.	2.7%
Pentair PLC	2.6%
Lam Research Corporation	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). The Fund’s name changed from “Eventide Dividend Opportunities Fund” to “Eventide Dividend Growth Fund” on November 1, 2024. That same day, the Fund adopted a policy to invest at least 80% of its assets in securities of companies the Adviser believes have the ability to increase dividends over the long term and updated its investment objective to dividend growth and long-term capital appreciation with a secondary objective of dividend income. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000193767
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class N
Trading Symbol	ETNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund slightly outperformed the broad based benchmark for the year. Strong performance and stock selection in energy, healthcare, utilities, consumer discretionary, and industrials was offset by underperformance in technology, real estate, and communications services. The high-quality, dividend growth focus of the Fund and strong positioning in areas such as natural gas infrastructure, independent power producers, HVAC, electric power generation, auto dealerships helped offset underperformance versus the benchmark in areas such as technology software, hardware, and communications equipment. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,813	$10,897	$11,146
Jun-2019	$10,716	$11,723	$10,713
Jun-2020	$11,424	$11,654	$10,166
Jun-2021	$16,817	$17,332	$17,109
Jun-2022	$14,647	$14,753	$12,770
Jun-2023	$16,209	$16,886	$14,093
Jun-2024	$19,678	$18,980	$15,045
Jun-2025	$21,662	$21,448	$16,516

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class N	10.08%	13.65%	10.49%
Bloomberg US Mid Cap Total Return Index	13.00%	12.98%	10.35%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	6.69%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 1,202,686,483
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,740,213
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,202,686,483 Number of Portfolio Holdings53 Advisory Fee $7,740,213 Portfolio Turnover58%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	12.8%
Technology Hardware	2.1%
Transportation & Logistics	2.2%
Commercial Support Services	2.4%
Diversified Industrials	2.6%
Chemicals	3.9%
Medical Equipment & Devices	4.6%
Semiconductors	4.7%
Insurance	4.9%
Technology Services	5.4%
Institutional Financial Services	5.6%
REIT	6.2%
Software	6.4%
Retail - Discretionary	6.7%
Electric Utilities	8.6%
Oil & Gas Producers	8.9%
Electrical Equipment	9.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.2%
Arthur J Gallagher & Company	4.3%
Williams Companies, Inc. (The)	3.5%
Nasdaq, Inc.	3.2%
Roper Technologies, Inc.	3.0%
Entergy Corporation	2.8%
STERIS PLC	2.7%
EastGroup Properties, Inc.	2.7%
Pentair PLC	2.6%
Lam Research Corporation	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). The Fund’s name changed from “Eventide Dividend Opportunities Fund” to “Eventide Dividend Growth Fund” on November 1, 2024. That same day, the Fund adopted a policy to invest at least 80% of its assets in securities of companies the Adviser believes have the ability to increase dividends over the long term and updated its investment objective to dividend growth and long-term capital appreciation with a secondary objective of dividend income. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000219892
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class A
Trading Symbol	ETAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$179	1.68%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.68%
Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 97,287,288
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,066,908
InvestmentCompanyPortfolioTurnover	126.00%
C000219893
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class C
Trading Symbol	ETCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$257	2.43%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.43%
Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 97,287,288
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,066,908
InvestmentCompanyPortfolioTurnover	126.00%
C000219894
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class I
Trading Symbol	ETIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.43%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.43%
Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 97,287,288
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,066,908
InvestmentCompanyPortfolioTurnover	126.00%
C000219891
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class N
Trading Symbol	ETNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$173	1.63%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.63%
Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 97,287,288
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,066,908
InvestmentCompanyPortfolioTurnover	126.00%
C000080457
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class A
Trading Symbol	ETAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.43%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

While a flurry of persistent macro news (e.g. election, tariffs, Artificial Intelligence ("AI") innovation) drove markets over the past year, the fiscal year came to a close on a constructive note. Despite strong returns for the Fund’s broad based benchmark, the portfolio outperformed on a relative basis due to both stock selection and sector allocation. As we turned the page on the presidential election and investors acclimated to tariff uncertainty, we saw alpha generation in the Fund’s focus sectors during the second half of the fiscal year. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Gilead Fund - with load	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$9,424	$10,000	$10,000
Jun-2016	$7,631	$9,917	$9,350
Jun-2017	$9,781	$11,406	$11,661
Jun-2018	$12,323	$13,199	$13,706
Jun-2019	$14,339	$14,848	$13,173
Jun-2020	$16,717	$16,228	$12,500
Jun-2021	$24,973	$23,424	$21,039
Jun-2022	$16,814	$18,205	$15,703
Jun-2023	$19,459	$21,389	$17,330
Jun-2024	$19,329	$23,928	$18,500
Jun-2025	$21,950	$27,851	$20,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class A
Without Load	13.56%	5.60%	8.82%
With Load	7.02%	4.36%	8.18%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	11.41%	10.79%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

AssetsNet	$ 2,790,232,380
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 29,160,455
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,790,232,380
Number of Portfolio Holdings	70
Advisory Fee	$29,160,455
Portfolio Turnover	60%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	6.3%
E-Commerce Discretionary	1.6%
Leisure Products	1.9%
Engineering & Construction	1.9%
Commercial Support Services	2.1%
Transportation & Logistics	2.3%
Electric Utilities	2.3%
Oil & Gas Producers	2.7%
Retail - Discretionary	3.4%
Industrial Intermediate Prod	3.6%
Industrial Support Services	5.2%
Electrical Equipment	5.8%
Medical Equipment & Devices	6.3%
Semiconductors	7.6%
Technology Services	8.6%
Software	12.6%
Biotech & Pharma	25.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Contingent Value Rights	0.2%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma PLC - ADR	6.4%
Guardant Health, Inc.	4.3%
Toast, Inc. - Class A	3.7%
Xometry, Inc. - Class A	3.6%
Trane Technologies PLC	3.0%
Mirum Pharmaceuticals, Inc.	2.6%
iRhythm Technologies, Inc.	2.6%
Vistra Corporation	2.3%
Old Dominion Freight Line, Inc.	2.3%
GE Vernova, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000080458
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class C
Trading Symbol	ETCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.18%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

While a flurry of persistent macro news (e.g. election, tariffs, Artificial Intelligence ("AI") innovation) drove markets over the past year, the fiscal year came to a close on a constructive note. Despite strong returns for the Fund’s broad based benchmark, the portfolio outperformed on a relative basis due to both stock selection and sector allocation. As we turned the page on the presidential election and investors acclimated to tariff uncertainty, we saw alpha generation in the Fund’s focus sectors during the second half of the fiscal year. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,037	$9,917	$9,350
Jun-2017	$10,226	$11,406	$11,661
Jun-2018	$12,786	$13,199	$13,706
Jun-2019	$14,769	$14,848	$13,173
Jun-2020	$17,088	$16,228	$12,500
Jun-2021	$25,329	$23,424	$21,039
Jun-2022	$16,918	$18,205	$15,703
Jun-2023	$19,434	$21,389	$17,330
Jun-2024	$19,163	$23,928	$18,500
Jun-2025	$21,597	$27,851	$20,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class C	12.73%	4.79%	8.00%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	11.41%	10.79%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

AssetsNet	$ 2,790,232,380
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 29,160,455
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,790,232,380
Number of Portfolio Holdings	70
Advisory Fee	$29,160,455
Portfolio Turnover	60%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	6.3%
E-Commerce Discretionary	1.6%
Leisure Products	1.9%
Engineering & Construction	1.9%
Commercial Support Services	2.1%
Transportation & Logistics	2.3%
Electric Utilities	2.3%
Oil & Gas Producers	2.7%
Retail - Discretionary	3.4%
Industrial Intermediate Prod	3.6%
Industrial Support Services	5.2%
Electrical Equipment	5.8%
Medical Equipment & Devices	6.3%
Semiconductors	7.6%
Technology Services	8.6%
Software	12.6%
Biotech & Pharma	25.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Contingent Value Rights	0.2%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma PLC - ADR	6.4%
Guardant Health, Inc.	4.3%
Toast, Inc. - Class A	3.7%
Xometry, Inc. - Class A	3.6%
Trane Technologies PLC	3.0%
Mirum Pharmaceuticals, Inc.	2.6%
iRhythm Technologies, Inc.	2.6%
Vistra Corporation	2.3%
Old Dominion Freight Line, Inc.	2.3%
GE Vernova, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000080459
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class I
Trading Symbol	ETILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

While a flurry of persistent macro news (e.g. election, tariffs, Artificial Intelligence ("AI") innovation) drove markets over the past year, the fiscal year came to a close on a constructive note. Despite strong returns for the Fund’s broad based benchmark, the portfolio outperformed on a relative basis due to both stock selection and sector allocation. As we turned the page on the presidential election and investors acclimated to tariff uncertainty, we saw alpha generation in the Fund’s focus sectors during the second half of the fiscal year. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,118	$9,917	$9,350
Jun-2017	$10,432	$11,406	$11,661
Jun-2018	$13,178	$13,199	$13,706
Jun-2019	$15,373	$14,848	$13,173
Jun-2020	$17,963	$16,228	$12,500
Jun-2021	$26,901	$23,424	$21,039
Jun-2022	$18,151	$18,205	$15,703
Jun-2023	$21,056	$21,389	$17,330
Jun-2024	$20,971	$23,928	$18,500
Jun-2025	$23,873	$27,851	$20,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class I	13.86%	5.85%	9.09%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	11.41%	10.79%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

AssetsNet	$ 2,790,232,380
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 29,160,455
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,790,232,380
Number of Portfolio Holdings	70
Advisory Fee	$29,160,455
Portfolio Turnover	60%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	6.3%
E-Commerce Discretionary	1.6%
Leisure Products	1.9%
Engineering & Construction	1.9%
Commercial Support Services	2.1%
Transportation & Logistics	2.3%
Electric Utilities	2.3%
Oil & Gas Producers	2.7%
Retail - Discretionary	3.4%
Industrial Intermediate Prod	3.6%
Industrial Support Services	5.2%
Electrical Equipment	5.8%
Medical Equipment & Devices	6.3%
Semiconductors	7.6%
Technology Services	8.6%
Software	12.6%
Biotech & Pharma	25.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Contingent Value Rights	0.2%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma PLC - ADR	6.4%
Guardant Health, Inc.	4.3%
Toast, Inc. - Class A	3.7%
Xometry, Inc. - Class A	3.6%
Trane Technologies PLC	3.0%
Mirum Pharmaceuticals, Inc.	2.6%
iRhythm Technologies, Inc.	2.6%
Vistra Corporation	2.3%
Old Dominion Freight Line, Inc.	2.3%
GE Vernova, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000065340
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class N
Trading Symbol	ETGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$147	1.38%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

While a flurry of persistent macro news (e.g. election, tariffs, Artificial Intelligence ("AI") innovation) drove markets over the past year, the fiscal year came to a close on a constructive note. Despite strong returns for the Fund’s broad based benchmark, the portfolio outperformed on a relative basis due to both stock selection and sector allocation. As we turned the page on the presidential election and investors acclimated to tariff uncertainty, we saw alpha generation in the Fund’s focus sectors during the second half of the fiscal year. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,101	$9,917	$9,350
Jun-2017	$10,391	$11,406	$11,661
Jun-2018	$13,098	$13,199	$13,706
Jun-2019	$15,246	$14,848	$13,173
Jun-2020	$17,786	$16,228	$12,500
Jun-2021	$26,578	$23,424	$21,039
Jun-2022	$17,900	$18,205	$15,703
Jun-2023	$20,723	$21,389	$17,330
Jun-2024	$20,594	$23,928	$18,500
Jun-2025	$23,401	$27,851	$20,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class N	13.63%	5.64%	8.87%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	11.41%	10.79%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

AssetsNet	$ 2,790,232,380
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 29,160,455
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,790,232,380
Number of Portfolio Holdings	70
Advisory Fee	$29,160,455
Portfolio Turnover	60%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	6.3%
E-Commerce Discretionary	1.6%
Leisure Products	1.9%
Engineering & Construction	1.9%
Commercial Support Services	2.1%
Transportation & Logistics	2.3%
Electric Utilities	2.3%
Oil & Gas Producers	2.7%
Retail - Discretionary	3.4%
Industrial Intermediate Prod	3.6%
Industrial Support Services	5.2%
Electrical Equipment	5.8%
Medical Equipment & Devices	6.3%
Semiconductors	7.6%
Technology Services	8.6%
Software	12.6%
Biotech & Pharma	25.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Contingent Value Rights	0.2%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma PLC - ADR	6.4%
Guardant Health, Inc.	4.3%
Toast, Inc. - Class A	3.7%
Xometry, Inc. - Class A	3.6%
Trane Technologies PLC	3.0%
Mirum Pharmaceuticals, Inc.	2.6%
iRhythm Technologies, Inc.	2.6%
Vistra Corporation	2.3%
Old Dominion Freight Line, Inc.	2.3%
GE Vernova, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000121707
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class A
Trading Symbol	ETAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.56%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the SMID-cap healthcare sector underperformed the broader market due to the implications of “higher for longer” interest rates, and faced further headwind from regulatory and policy uncertainties, particularly potential impacts related to the higher tariffs and major personnel changes at the U.S. Food and Drug Administration and U.S. Department of Health and Human Services. Although the portfolio performance trailed against the broader market during this period, we saw a strong outperformance of the Fund against the healthcare benchmark and broader market in the second half of the fiscal year. We are confident in the Fund’s investment philosophy and the healthcare sector’s remarkable innovations in respiratory, rare and immunological diseases. The Fund has been overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Healthcare & Life Sciences Fund - with load	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$9,426	$10,000	$10,000
Jun-2016	$6,821	$6,443	$9,350
Jun-2017	$8,532	$9,214	$11,661
Jun-2018	$12,698	$11,389	$13,706
Jun-2019	$14,047	$10,515	$13,173
Jun-2020	$17,512	$13,429	$12,500
Jun-2021	$19,312	$16,274	$21,039
Jun-2022	$12,385	$8,928	$15,703
Jun-2023	$17,179	$10,011	$17,330
Jun-2024	$15,500	$11,206	$18,500
Jun-2025	$15,448	$10,045	$20,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class A
Without Load	-0.33%	-2.48%	5.06%
With Load	-6.08%	-3.63%	4.44%
S&P Biotechnology Select Industry Total Return Index	-10.36%	-5.64%	0.04%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

AssetsNet	$ 1,145,869,567
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,591,841
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,145,869,567
Number of Portfolio Holdings	69
Advisory Fee	$14,591,841
Portfolio Turnover	41%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	0.3%
Software	3.5%
Medical Equipment & Devices	21.6%
Biotech & Pharma	72.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Contingent Value Rights	0.2%
Convertible Bonds	0.0%
Money Market Funds	0.3%
Private Investments	3.5%
Warrant	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Insmed, Inc.	6.8%
Verona Pharma PLC - ADR	6.7%
Mirum Pharmaceuticals, Inc.	5.3%
Guardant Health, Inc.	4.9%
Scholar Rock Holding Corporation	4.4%
Alnylam Pharmaceuticals, Inc.	3.6%
Blueprint Medicines Corporation	3.4%
Axsome Therapeutics, Inc.	3.3%
Collegium Pharmaceutical, Inc.	3.3%
TG Therapeutics, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. I-hung Shih, Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on September 1, 2024. Dr. Shih joined Dr. Kuruvilla as portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000121708
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class C
Trading Symbol	ETCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.31%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the SMID-cap healthcare sector underperformed the broader market due to the implications of “higher for longer” interest rates, and faced further headwind from regulatory and policy uncertainties, particularly potential impacts related to the higher tariffs and major personnel changes at the U.S. Food and Drug Administration and U.S. Department of Health and Human Services. Although the portfolio performance trailed against the broader market during this period, we saw a strong outperformance of the Fund against the healthcare benchmark and broader market in the second half of the fiscal year. We are confident in the Fund’s investment philosophy and the healthcare sector’s remarkable innovations in respiratory, rare and immunological diseases. The Fund has been overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,185	$6,443	$9,350
Jun-2017	$8,920	$9,214	$11,661
Jun-2018	$13,174	$11,389	$13,706
Jun-2019	$14,469	$10,515	$13,173
Jun-2020	$17,903	$13,429	$12,500
Jun-2021	$19,595	$16,274	$21,039
Jun-2022	$12,466	$8,928	$15,703
Jun-2023	$17,167	$10,011	$17,330
Jun-2024	$15,375	$11,206	$18,500
Jun-2025	$15,207	$10,045	$20,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class C	-1.06%	-3.21%	4.28%
S&P Biotechnology Select Industry Total Return Index	-10.36%	-5.64%	0.04%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

AssetsNet	$ 1,145,869,567
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,591,841
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,145,869,567
Number of Portfolio Holdings	69
Advisory Fee	$14,591,841
Portfolio Turnover	41%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	0.3%
Software	3.5%
Medical Equipment & Devices	21.6%
Biotech & Pharma	72.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Contingent Value Rights	0.2%
Convertible Bonds	0.0%
Money Market Funds	0.3%
Private Investments	3.5%
Warrant	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Insmed, Inc.	6.8%
Verona Pharma PLC - ADR	6.7%
Mirum Pharmaceuticals, Inc.	5.3%
Guardant Health, Inc.	4.9%
Scholar Rock Holding Corporation	4.4%
Alnylam Pharmaceuticals, Inc.	3.6%
Blueprint Medicines Corporation	3.4%
Axsome Therapeutics, Inc.	3.3%
Collegium Pharmaceutical, Inc.	3.3%
TG Therapeutics, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. I-hung Shih, Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on September 1, 2024. Dr. Shih joined Dr. Kuruvilla as portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000121710
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class I
Trading Symbol	ETIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.31%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the SMID-cap healthcare sector underperformed the broader market due to the implications of “higher for longer” interest rates, and faced further headwind from regulatory and policy uncertainties, particularly potential impacts related to the higher tariffs and major personnel changes at the U.S. Food and Drug Administration and U.S. Department of Health and Human Services. Although the portfolio performance trailed against the broader market during this period, we saw a strong outperformance of the Fund against the healthcare benchmark and broader market in the second half of the fiscal year. We are confident in the Fund’s investment philosophy and the healthcare sector’s remarkable innovations in respiratory, rare and immunological diseases. The Fund has been overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,254	$6,443	$9,350
Jun-2017	$9,097	$9,214	$11,661
Jun-2018	$13,609	$11,389	$13,706
Jun-2019	$15,069	$10,515	$13,173
Jun-2020	$18,832	$13,429	$12,500
Jun-2021	$20,818	$16,274	$21,039
Jun-2022	$13,379	$8,928	$15,703
Jun-2023	$18,612	$10,011	$17,330
Jun-2024	$16,830	$11,206	$18,500
Jun-2025	$16,815	$10,045	$20,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class I	-0.09%	-2.24%	5.33%
S&P Biotechnology Select Industry Total Return Index	-10.36%	-5.64%	0.04%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

AssetsNet	$ 1,145,869,567
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,591,841
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,145,869,567
Number of Portfolio Holdings	69
Advisory Fee	$14,591,841
Portfolio Turnover	41%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	0.3%
Software	3.5%
Medical Equipment & Devices	21.6%
Biotech & Pharma	72.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Contingent Value Rights	0.2%
Convertible Bonds	0.0%
Money Market Funds	0.3%
Private Investments	3.5%
Warrant	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Insmed, Inc.	6.8%
Verona Pharma PLC - ADR	6.7%
Mirum Pharmaceuticals, Inc.	5.3%
Guardant Health, Inc.	4.9%
Scholar Rock Holding Corporation	4.4%
Alnylam Pharmaceuticals, Inc.	3.6%
Blueprint Medicines Corporation	3.4%
Axsome Therapeutics, Inc.	3.3%
Collegium Pharmaceutical, Inc.	3.3%
TG Therapeutics, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. I-hung Shih, Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on September 1, 2024. Dr. Shih joined Dr. Kuruvilla as portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000121709
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class N
Trading Symbol	ETNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$151	1.51%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the SMID-cap healthcare sector underperformed the broader market due to the implications of “higher for longer” interest rates, and faced further headwind from regulatory and policy uncertainties, particularly potential impacts related to the higher tariffs and major personnel changes at the U.S. Food and Drug Administration and U.S. Department of Health and Human Services. Although the portfolio performance trailed against the broader market during this period, we saw a strong outperformance of the Fund against the healthcare benchmark and broader market in the second half of the fiscal year. We are confident in the Fund’s investment philosophy and the healthcare sector’s remarkable innovations in respiratory, rare and immunological diseases. The Fund has been overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,236	$6,443	$9,350
Jun-2017	$9,059	$9,214	$11,661
Jun-2018	$13,523	$11,389	$13,706
Jun-2019	$14,944	$10,515	$13,173
Jun-2020	$18,632	$13,429	$12,500
Jun-2021	$20,559	$16,274	$21,039
Jun-2022	$13,188	$8,928	$15,703
Jun-2023	$18,309	$10,011	$17,330
Jun-2024	$16,523	$11,206	$18,500
Jun-2025	$16,478	$10,045	$20,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class N	-0.27%	-2.43%	5.12%
S&P Biotechnology Select Industry Total Return Index	-10.36%	-5.64%	0.04%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

AssetsNet	$ 1,145,869,567
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,591,841
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,145,869,567
Number of Portfolio Holdings	69
Advisory Fee	$14,591,841
Portfolio Turnover	41%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	0.3%
Software	3.5%
Medical Equipment & Devices	21.6%
Biotech & Pharma	72.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Contingent Value Rights	0.2%
Convertible Bonds	0.0%
Money Market Funds	0.3%
Private Investments	3.5%
Warrant	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Insmed, Inc.	6.8%
Verona Pharma PLC - ADR	6.7%
Mirum Pharmaceuticals, Inc.	5.3%
Guardant Health, Inc.	4.9%
Scholar Rock Holding Corporation	4.4%
Alnylam Pharmaceuticals, Inc.	3.6%
Blueprint Medicines Corporation	3.4%
Axsome Therapeutics, Inc.	3.3%
Collegium Pharmaceutical, Inc.	3.3%
TG Therapeutics, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. I-hung Shih, Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on September 1, 2024. Dr. Shih joined Dr. Kuruvilla as portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000236480
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class A
Trading Symbol	ETLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Line Graph [Table Text Block]
	Eventide Large Cap Focus Fund - with load	S&P 500® Index
Jun-2022	$9,425	$10,000
Jun-2023	$10,769	$11,959
Jun-2024	$13,183	$14,896
Jun-2025	$14,768	$17,155

Average Annual Return [Table Text Block]
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class A
Without Load	11.94%	16.15%
With Load	5.53%	13.88%
S&P 500® Index	15.16%	19.71%

Performance Inception Date	Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s underperformance in Information Technology, Communication Services, Financials, and Real Estate was partly offset by outperformance in Energy, Healthcare, Industrials, Utilities, and Consumer Discretionary. The Fund outperformed in the first half of calendar 2025 due to strong stock selection, particularly within Industrials and Healthcare, and the market’s winners broadened beyond the megacap technology companies. We remain focused on the Fund owning companies that create significant economic and societal value through innovation, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

AssetsNet	$ 163,393,024
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 817,762
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,393,024 Number of Portfolio Holdings44 Advisory Fee $817,762 Portfolio Turnover50%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	2.9%
Banking	1.5%
Insurance	1.8%
Home Construction	1.9%
Technology Hardware	2.7%
Medical Equipment & Devices	3.2%
Transportation & Logistics	3.2%
Oil & Gas Producers	3.5%
Specialty Finance	4.6%
Biotech & Pharma	4.8%
Technology Services	5.8%
Retail - Discretionary	7.8%
Electric Utilities	8.3%
Electrical Equipment	8.5%
Chemicals	8.5%
Semiconductors	13.5%
Software	16.5%

Market Cap Weighting

Value	Value
Large Cap	75.5%
Mid Cap	23.5%
Cash/Other	1.0%
Small Cap	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
S&P Global, Inc.	5.1%
Linde PLC	4.9%
American Express Company	4.6%
Trane Technologies PLC	4.3%
GE Vernova, Inc.	4.3%
Broadcom, Inc.	4.1%
Roper Technologies, Inc.	3.8%
Intuit, Inc.	3.6%
O'Reilly Automotive, Inc.	3.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. As of November 1, 2024, the Fund changed its status as a non-diversified fund to a diversified fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000236481
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class C
Trading Symbol	ETLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.94%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.94%
Line Graph [Table Text Block]
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,360	$11,959
Jun-2024	$13,790	$14,896
Jun-2025	$15,340	$17,155

Average Annual Return [Table Text Block]
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class C	11.24%	15.33%
S&P 500® Index	15.16%	19.71%

Performance Inception Date	Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s underperformance in Information Technology, Communication Services, Financials, and Real Estate was partly offset by outperformance in Energy, Healthcare, Industrials, Utilities, and Consumer Discretionary. The Fund outperformed in the first half of calendar 2025 due to strong stock selection, particularly within Industrials and Healthcare, and the market’s winners broadened beyond the megacap technology companies. We remain focused on the Fund owning companies that create significant economic and societal value through innovation, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

AssetsNet	$ 163,393,024
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 817,762
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,393,024 Number of Portfolio Holdings44 Advisory Fee $817,762 Portfolio Turnover50%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	2.9%
Banking	1.5%
Insurance	1.8%
Home Construction	1.9%
Technology Hardware	2.7%
Medical Equipment & Devices	3.2%
Transportation & Logistics	3.2%
Oil & Gas Producers	3.5%
Specialty Finance	4.6%
Biotech & Pharma	4.8%
Technology Services	5.8%
Retail - Discretionary	7.8%
Electric Utilities	8.3%
Electrical Equipment	8.5%
Chemicals	8.5%
Semiconductors	13.5%
Software	16.5%

Market Cap Weighting

Value	Value
Large Cap	75.5%
Mid Cap	23.5%
Cash/Other	1.0%
Small Cap	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
S&P Global, Inc.	5.1%
Linde PLC	4.9%
American Express Company	4.6%
Trane Technologies PLC	4.3%
GE Vernova, Inc.	4.3%
Broadcom, Inc.	4.1%
Roper Technologies, Inc.	3.8%
Intuit, Inc.	3.6%
O'Reilly Automotive, Inc.	3.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. As of November 1, 2024, the Fund changed its status as a non-diversified fund to a diversified fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000236482
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class I
Trading Symbol	ETLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,455	$11,959
Jun-2024	$14,058	$14,896
Jun-2025	$15,789	$17,155

Average Annual Return [Table Text Block]
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class I	12.32%	16.44%
S&P 500® Index	15.16%	19.71%

Performance Inception Date	Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s underperformance in Information Technology, Communication Services, Financials, and Real Estate was partly offset by outperformance in Energy, Healthcare, Industrials, Utilities, and Consumer Discretionary. The Fund outperformed in the first half of calendar 2025 due to strong stock selection, particularly within Industrials and Healthcare, and the market’s winners broadened beyond the megacap technology companies. We remain focused on the Fund owning companies that create significant economic and societal value through innovation, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

AssetsNet	$ 163,393,024
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 817,762
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,393,024 Number of Portfolio Holdings44 Advisory Fee $817,762 Portfolio Turnover50%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	2.9%
Banking	1.5%
Insurance	1.8%
Home Construction	1.9%
Technology Hardware	2.7%
Medical Equipment & Devices	3.2%
Transportation & Logistics	3.2%
Oil & Gas Producers	3.5%
Specialty Finance	4.6%
Biotech & Pharma	4.8%
Technology Services	5.8%
Retail - Discretionary	7.8%
Electric Utilities	8.3%
Electrical Equipment	8.5%
Chemicals	8.5%
Semiconductors	13.5%
Software	16.5%

Market Cap Weighting

Value	Value
Large Cap	75.5%
Mid Cap	23.5%
Cash/Other	1.0%
Small Cap	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
S&P Global, Inc.	5.1%
Linde PLC	4.9%
American Express Company	4.6%
Trane Technologies PLC	4.3%
GE Vernova, Inc.	4.3%
Broadcom, Inc.	4.1%
Roper Technologies, Inc.	3.8%
Intuit, Inc.	3.6%
O'Reilly Automotive, Inc.	3.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. As of November 1, 2024, the Fund changed its status as a non-diversified fund to a diversified fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000236479
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class N
Trading Symbol	ETLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Line Graph [Table Text Block]
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,443	$11,959
Jun-2024	$14,014	$14,896
Jun-2025	$15,708	$17,155

Average Annual Return [Table Text Block]
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class N	12.09%	16.24%
S&P 500® Index	15.16%	19.71%

Performance Inception Date	Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s underperformance in Information Technology, Communication Services, Financials, and Real Estate was partly offset by outperformance in Energy, Healthcare, Industrials, Utilities, and Consumer Discretionary. The Fund outperformed in the first half of calendar 2025 due to strong stock selection, particularly within Industrials and Healthcare, and the market’s winners broadened beyond the megacap technology companies. We remain focused on the Fund owning companies that create significant economic and societal value through innovation, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

AssetsNet	$ 163,393,024
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 817,762
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,393,024 Number of Portfolio Holdings44 Advisory Fee $817,762 Portfolio Turnover50%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	2.9%
Banking	1.5%
Insurance	1.8%
Home Construction	1.9%
Technology Hardware	2.7%
Medical Equipment & Devices	3.2%
Transportation & Logistics	3.2%
Oil & Gas Producers	3.5%
Specialty Finance	4.6%
Biotech & Pharma	4.8%
Technology Services	5.8%
Retail - Discretionary	7.8%
Electric Utilities	8.3%
Electrical Equipment	8.5%
Chemicals	8.5%
Semiconductors	13.5%
Software	16.5%

Market Cap Weighting

Value	Value
Large Cap	75.5%
Mid Cap	23.5%
Cash/Other	1.0%
Small Cap	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
S&P Global, Inc.	5.1%
Linde PLC	4.9%
American Express Company	4.6%
Trane Technologies PLC	4.3%
GE Vernova, Inc.	4.3%
Broadcom, Inc.	4.1%
Roper Technologies, Inc.	3.8%
Intuit, Inc.	3.6%
O'Reilly Automotive, Inc.	3.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. As of November 1, 2024, the Fund changed its status as a non-diversified fund to a diversified fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000202730
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class A
Trading Symbol	ETABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Limited-Term Bond Fund - with load	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$9,422	$10,000	$10,000
Jun-2016	$9,735	$10,263	$10,600
Jun-2017	$9,787	$10,275	$10,567
Jun-2018	$9,738	$10,254	$10,525
Jun-2019	$10,188	$10,802	$11,353
Jun-2020	$10,626	$11,388	$12,345
Jun-2021	$10,673	$11,433	$12,304
Jun-2022	$10,011	$10,839	$11,038
Jun-2023	$10,125	$10,860	$10,934
Jun-2024	$10,641	$11,366	$11,222
Jun-2025	$11,262	$12,095	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class A
Without Load	5.84%	1.17%	1.80%
With Load	-0.20%	-0.02%	1.20%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	1.92%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

AssetsNet	$ 169,206,975
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 402,987
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,206,975
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$402,987
Portfolio Turnover	7%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Other Industries	16.5%
Construction Materials	1.8%
Home Construction	1.9%
Machinery	2.2%
Software	2.5%
Single-Family Housing	2.8%
Semiconductors	3.2%
Engineering & Construction	3.3%
Retail - Discretionary	3.9%
Insurance	4.6%
Oil & Gas Producers	5.1%
REIT	6.0%
Banking	7.4%
Government Owned, No Guarantee	7.8%
Government Sponsored	8.0%
Agency Fixed Rate	8.8%
Electric Utilities	10.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	66.3%
Municipal Bonds	5.7%
U.S. Government & Agencies	25.5%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Fannie Mae Pool, 4.500%, due 01/1/40	1.6%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Aflac, Inc., 1.125%, due 03/15/26	1.6%
Royal Bank of Canada, 1.150%, due 07/14/26	1.6%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.6%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.5%
Nasdaq, Inc., 5.350%, due 06/28/28	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000202731
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class C
Trading Symbol	ETCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,424	$10,427	$10,708
Jun-2020	$10,789	$10,993	$11,644
Jun-2021	$10,749	$11,037	$11,605
Jun-2022	$10,003	$10,463	$10,411
Jun-2023	$10,052	$10,483	$10,313
Jun-2024	$10,481	$10,971	$10,585
Jun-2025	$11,015	$11,676	$11,228

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/14/2018)
Eventide Limited-Term Bond Fund - Class C	5.10%	0.41%	1.49%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	2.40%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.79%

Performance Inception Date	Dec. 14, 2018
AssetsNet	$ 169,206,975
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 402,987
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,206,975
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$402,987
Portfolio Turnover	7%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Other Industries	16.5%
Construction Materials	1.8%
Home Construction	1.9%
Machinery	2.2%
Software	2.5%
Single-Family Housing	2.8%
Semiconductors	3.2%
Engineering & Construction	3.3%
Retail - Discretionary	3.9%
Insurance	4.6%
Oil & Gas Producers	5.1%
REIT	6.0%
Banking	7.4%
Government Owned, No Guarantee	7.8%
Government Sponsored	8.0%
Agency Fixed Rate	8.8%
Electric Utilities	10.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	66.3%
Municipal Bonds	5.7%
U.S. Government & Agencies	25.5%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Fannie Mae Pool, 4.500%, due 01/1/40	1.6%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Aflac, Inc., 1.125%, due 03/15/26	1.6%
Royal Bank of Canada, 1.150%, due 07/14/26	1.6%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.6%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.5%
Nasdaq, Inc., 5.350%, due 06/28/28	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000202732
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class I
Trading Symbol	ETIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,266	$10,263	$10,600
Jun-2017	$10,253	$10,275	$10,567
Jun-2018	$10,225	$10,254	$10,525
Jun-2019	$10,728	$10,802	$11,353
Jun-2020	$11,219	$11,388	$12,345
Jun-2021	$11,292	$11,433	$12,304
Jun-2022	$10,612	$10,839	$11,038
Jun-2023	$10,767	$10,860	$10,934
Jun-2024	$11,343	$11,366	$11,222
Jun-2025	$12,031	$12,095	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class I	6.06%	1.41%	1.87%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	1.92%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

AssetsNet	$ 169,206,975
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 402,987
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,206,975
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$402,987
Portfolio Turnover	7%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Other Industries	16.5%
Construction Materials	1.8%
Home Construction	1.9%
Machinery	2.2%
Software	2.5%
Single-Family Housing	2.8%
Semiconductors	3.2%
Engineering & Construction	3.3%
Retail - Discretionary	3.9%
Insurance	4.6%
Oil & Gas Producers	5.1%
REIT	6.0%
Banking	7.4%
Government Owned, No Guarantee	7.8%
Government Sponsored	8.0%
Agency Fixed Rate	8.8%
Electric Utilities	10.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	66.3%
Municipal Bonds	5.7%
U.S. Government & Agencies	25.5%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Fannie Mae Pool, 4.500%, due 01/1/40	1.6%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Aflac, Inc., 1.125%, due 03/15/26	1.6%
Royal Bank of Canada, 1.150%, due 07/14/26	1.6%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.6%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.5%
Nasdaq, Inc., 5.350%, due 06/28/28	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

C000202733
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class N
Trading Symbol	ETNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,464	$10,427	$10,708
Jun-2020	$10,921	$10,993	$11,644
Jun-2021	$10,974	$11,037	$11,605
Jun-2022	$10,287	$10,463	$10,411
Jun-2023	$10,419	$10,483	$10,313
Jun-2024	$10,959	$10,971	$10,585
Jun-2025	$11,595	$11,676	$11,228

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/14/2018)
Eventide Limited-Term Bond Fund - Class N	5.80%	1.20%	2.29%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	2.40%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.79%

Performance Inception Date	Dec. 14, 2018
AssetsNet	$ 169,206,975
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 402,987
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,206,975
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$402,987
Portfolio Turnover	7%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Other Industries	16.5%
Construction Materials	1.8%
Home Construction	1.9%
Machinery	2.2%
Software	2.5%
Single-Family Housing	2.8%
Semiconductors	3.2%
Engineering & Construction	3.3%
Retail - Discretionary	3.9%
Insurance	4.6%
Oil & Gas Producers	5.1%
REIT	6.0%
Banking	7.4%
Government Owned, No Guarantee	7.8%
Government Sponsored	8.0%
Agency Fixed Rate	8.8%
Electric Utilities	10.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	66.3%
Municipal Bonds	5.7%
U.S. Government & Agencies	25.5%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Fannie Mae Pool, 4.500%, due 01/1/40	1.6%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Aflac, Inc., 1.125%, due 03/15/26	1.6%
Royal Bank of Canada, 1.150%, due 07/14/26	1.6%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.6%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.5%
Nasdaq, Inc., 5.350%, due 06/28/28	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.